RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF RIGHT-OF-USE ASSETS

The carrying amount of right-of-use assets by class of underlying asset are as follows:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

At cost:
Leasehold buildings	2,072	2,072
Office equipment	20	20
	2,092	2,092
Less: Accumulated depreciation	(893)	(2,081)

Right-of-use assets, net	1,199	11

SCHEDULE OF LEASE-RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Assets
Operating lease, right-of-use asset, net	1,199	11

Total right-of-use asset	1,199	11

Liabilities
Current:
Operating lease liabilities	1,209	4
	1,209	4

Non-current:
Operating lease liabilities	12	8
	12	8

Total operating lease liabilities	1,221	12

SCHEDULE OF LEASE EXPENSE

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	As of Dec 31, 2023	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000	S$’000

Operating lease cost:
Operating lease expense (per ASC 842)	422	951	1,217

Short-term lease expense (other than ASC 842)	120	120	323

Total lease expense	542	1,071	1,540

SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Year ending December 31,	Operating and finance lease amount
S$’000
Right of Use Assets
2026	5
2027 – 2030	8
Less: interest
2026	(1)
Present value of lease liabilities – Right of Use Assets	12

Representing:
Current liabilities – Right of Use Assets	4
Non-current liabilities – Right of Use Assets	8
12

Hire Purchase
2026	7,130
2027 – 2030	7,900
Less: interest
2026	(528)
2027 onwards	(350)

Present value of lease liabilities – Hire Purchase	14,152

Representing:
Current liabilities – Hire Purchase	6,602
Non-current liabilities – Hire Purchase	7,550
14,152

Representing:
Current liabilities	6,606
Non-current liabilities	7,558

14,164

SCHEDULE OF OPERATING LEASE SUPPLEMENTAL CASH FLOWS INFORMATION

	Year ended December 31
	2023	2024	2025
	S$’000	S$’000	S$’000
Supplemental Cash Flows information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	7,764	8,638	9,573

Operating lease asset obtained in exchange for operating lease obligations
Operating lease	9,439	8,360	10,383

Remaining lease term
Operating lease	3.5 years	2.5 years	2.2 years
Discount rate
Operating lease	5.76%	5.15%	4.77%